Submission	Oct. 21, 2024
Submission [Line Items]
Central Index Key	0000883948
Registrant Name	Atlantic Union Bankshares Corp
Registration File Number	333-281290
Form Type	S-3
Submission Type	424B4
Fee Exhibit Type	EX-FILING FEES